Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2019
Document Effective Date	Oct. 02, 2019
Prospectus Date	May 01, 2019